Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Subsequent Events

Subsequent to September 30, 2018, we executed three put options for L2 Capital to purchase 800,000 shares of common stock for $25,764 in cash, net of offering cost.

Subsequent to September 30, 2018, we issued warrants to purchase 16,500 shares of our common stock to Craft Capital as a finder’s fee for debt and equity transactions between L2 Capital and us. None of the warrants been exercised.

Subsequent to September 30, 2018, we issued 900,000 shares of common stock to L2 Capital for the conversion of a portion of L2 Capital’s notes payable in the amount of $25,197.

On December 11, 2017, the Company entered into an equity purchase agreement with L2 Capital, LLC for up to $15,000,000. We issued 1,714,285 shares of common stock valued at $514,286 as a commitment fee in connection with the agreement. The shares to be issued pursuant to this agreement were covered by a Form S-1 Registration Statement approved the Securities and Exchange Commission (SEC) and effective on January 29, 2018. As of the date of this filing, no “put” options were exercised.

On December 28, 2017, we entered into a Note and Warrant Purchase Agreement pursuant to which we issued a series of unsecured promissory notes (the “Notes”) to accredited investors. See Note 5 – Convertible Notes Payable and Notes Payable. Subsequent to December 31, 2017, the company has raised an additional $444,156 and issued Warrants to purchase an additional 114,500 shares of common stock for a total of 248,500 shares. On January 16, 2018, 28,000 warrants were exercised at an average value of $0.2805 per share for a total of $7,854. On February 27, 2018, 2,000 warrants were exercised at an average value of $0.1785 per share for a total of $357.

On February 15, 2018, the Company entered into an agreement with L2 Capital, LLC (L2), a Kansas limited liability company, for a loan of up to $565,555, together with interest at the rate of eight percent (8%) per annum (with the understanding that the initial six months of such interest of each tranche funded shall be guaranteed), at maturity or upon acceleration or otherwise, as set forth herein (the “Note”). The consideration to the Company for this Note is up to $500,000 due to the prorated original issuance discount of up to $55,555 (the “OID”) and a $10,000 credit for L2’s transactional expenses. L2 shall pay $100,000 of the Consideration (the “First Tranche”) within a reasonable amount of time of the full execution of the transactional documents related to this Note. At the closing of the First Tranche, the outstanding principal amount under this Note shall be $121,111, consisting of the First Tranche plus the prorated portion of the OID (as defined herein) and a $10,000 credit for L2’s transaction fees. As of the date of this filing, The Company has received two tranches totaling $204,444, which were allocated as follows: Original Issuance Discount - $19,444; L2’s Transaction Fee - $10,000; Broker-Dealer’s Fee - $14,000; Net Proceeds to Company - $161,000.

The Note dated February 16, 2017 to Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer was reduced by $15,000 for the payment of principal on January 4, 2018, reducing the outstanding balance to $1,122,500.

In late 2016, we entered into a binding agreement with an investor group from Memphis, Tennessee to invest a substantial amount of capital into our company (the “Memphis Investors”). As part of the agreement, we were restricted from making changes to our capital structure and, consequently, suffered significant financial damages when the investors did not honor their commitment and defaulted on the agreement. On May 16, 2017, we filed a civil suit in the United States District Court in the Western District of Tennessee. On March 12, 2018, the Company reached a settlement of the claims at issue in Ocean Thermal Energy Corp. v. Robert Coe et al., Case No. 2:17-cv-02343SHL-cgc, before the United States District Court for the Western District of Tennessee. The settlement requires the defendants to make a payment of $1,075,000 within 30 days and each side to pay its own legal costs.